Document And Entity Information	Oct. 29, 2020
Document Information [Line Items]
Entity, Registrant Name	REPUBLIC FIRST BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Oct. 29, 2020
Entity, Incorporation, State or Country Code	PA
Entity, File Number	000-17007
Entity, Tax Identification Number	23-2486815
Entity, Address, Address Line One	50 South 16th Street
Entity, Address, Address Line Two	Suite 2400
Entity, Address, City or Town	Philadelphia
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19102
City Area Code	215
Local Phone Number	735-4422
Title of 12(b) Security	Common Stock
Trading Symbol	FRBK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000834285